Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Voting power	50.00%
Translated		0.080081
Company securities	10.00%
Contract liabilities	$ 5,207	$ 39,958	$ 150,158
Operating segments	1
Statutory surplus reserve	12.00%	12.00%	12.00%
Registered capital	10.00%
Statutory reserve (in Dollars)	$ (100)
VAT range rate	6.00%
Deposited at financial institutions (in Dollars)	$ 251,336	57,716	$ 104,329
Deferred offering costs		287,095
Tax authorities
Segment Reporting information description	The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Impairment of long-lived assets
Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities	$ 39,958
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory surplus reserve	10.00%
Registered capital	50.00%
Statutory reserve (in Dollars)	$ 100
Deposited at financial institutions (in Dollars)	9,969
PRC [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited at financial institutions (in Dollars)	$ 68,500			¥ 500,000
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rate		0.01	0.01
Macanese Pataca [Member]
Summary of Significant Accounting Policies [Line Items]
Translated	0.080162		0.080652	0.080162
Average translation rate	0.0803	0.080497	0.08066	0.0803